Flight Equipment Held For Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2012
Flight Equipment Held For Operating Leases, Net [Abstract]
Movements In Flight Equipment Held For Operating Leases

	Year ended December 31,
	2010	2011	2012
Net book value at beginning of period	$5,230,437	$8,061,260	$7,895,874
Fair value of flight equipment acquired in acquisitions	1,337,412	-	-
Additions	2,531,719	882,625	1,116,808
Depreciation	(329,639)	(383,148)	(355,697)
Impairment (Note 22)	(11,764)	(23,323)	(12,625)
Disposals	(646,841)	(333,140)	(1,376,461)
Transfers to direct finance leases/inventory	(50,064)	(11,430)	(6,000)
Sale of AeroTurbine	-	(296,970)	-
Net book value at end of period	$8,061,260	$7,895,874	$7,261,899
Accumulated depreciation/impairment at December 31, 2010, 2011 and 2012	$(856,894)	$(1,060,416)	$(992,528)

Contractual Commitments For Prepayment And Purchase Of Flight Equipment

	2013	2014	2015	Thereafter
Capital expenditures	$623,554	$164,957	$283,146	$-
Pre-delivery payments	97,660	130,170	26,034	-
	$721,214	$295,127	$309,180	$-

Contracted Minimum Future Lease Payments Receivable

Contracted minimum future lease receivables
2013	$ 874,225
2014	799,008
2015	713,677
2016	611,012
2017	471,542
Thereafter	1,550,234
$ 5,019,698